Revenue Recognition (Details Textual) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Revenue Recognition (Textual)
Recognized amount included in deferred revenues (short-term contract liability)	$ 7,832
Payment terms, description	The Company generally expenses sales commissions as they are incurred when the amortization period would have been less than one year.